JOHN HANCOCK INVESTMENT TRUST

601 Congress Street

Boston, MA 02210

December 14, 2016

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)

100 F Street, N.E.

Washington, DC 20549

Re:	John Hancock Investment Trust (the “Trust”), on behalf of:
John Hancock ESG International Equity Fund (the “Fund”)
File Nos. 002-10156; 811-00560

Ladies and Gentlemen:

Enclosed for filing on behalf of the Trust pursuant to: (1) the Securities Act of 1933, as amended (the “1933 Act”), and Rule 485(b) thereunder; and (2) the Investment Company Act of 1940, as amended (the “1940 Act”), is Post-Effective Amendment No. 167 to the Trust’s Registration Statement on Form N-1A under the 1933 Act and Amendment No. 119 to its Registration Statement under the 1940 Act (the “Amendment”).

The Amendment is being filed pursuant to paragraph (b) of Rule 485 under the 1933 Act to become effective on December 14, 2016. The purpose of the Amendment is to: (i) incorporate comments from the Staff of the Commission on the initial filing of the Fund under Rule 485(a) of the 1933 Act, filed September 30, 2016; (ii) to complete the registration of Class A, Class C, Class I, Class NAV, Class R2, Class R4 and Class R6 shares of the Fund; and (iii) make other non-material changes.

No fees are required in connection with this filing. The undersigned represents that the Amendment does not contain disclosures that would render it ineligible to become effective under paragraph (b) of Rule 485 under the 1933 Act.

If you have any questions or comments concerning the foregoing, please call me at (617) 572-4575.

Sincerely,

/s/ Sarah M. Coutu

Sarah M. Coutu
Assistant Secretary of the Trust